Carrying amount of loans accounted for pursuant to ASC310-30 (Detail) (Westernbank Puerto Rico [Member], Acquired Loans In An F D I C Assisted Transaction [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	$ 3,491,759	$ 4,036,471	$ 4,539,928
Less: Allowance for loan losses	(95,407)	83,477
Carrying amount, net of allowance	3,396,352	3,952,994
Commercial Real Estate Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	1,963,980	2,135,701
Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	59,775	90,480
Commercial Real Estate Construction Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	348,147	539,769
Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	1,057,812	1,167,869
Consumer Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	62,045	102,652
Performing Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	3,051,964	3,446,451	3,894,379
Less: Allowance for loan losses	(48,365)	62,951
Carrying amount, net of allowance	3,003,599	3,383,500
Performing Financing Receivable Member | Commercial Real Estate Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	1,778,594	1,920,141
Performing Financing Receivable Member | Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	55,396	85,859
Performing Financing Receivable Member | Commercial Real Estate Construction Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	174,054	279,561
Performing Financing Receivable Member | Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	988,158	1,065,842
Performing Financing Receivable Member | Consumer Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	55,762	95,048
Nonperforming Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	439,795	590,020	645,549
Less: Allowance for loan losses	(47,042)	20,526
Carrying amount, net of allowance	392,753	569,494
Nonperforming Financing Receivable Member | Commercial Real Estate Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	185,386	215,560
Nonperforming Financing Receivable Member | Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	4,379	4,621
Nonperforming Financing Receivable Member | Commercial Real Estate Construction Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	174,093	260,208
Nonperforming Financing Receivable Member | Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	69,654	102,027
Nonperforming Financing Receivable Member | Consumer Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	$ 6,283	$ 7,604